Taxation (Details) - Schedule of components of the income tax provision - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of the income tax provision [Abstract]
Current income tax expense		$ 261,586
Deferred income tax (benefit) expense	(732,868)	(18,749)	88,473
Total income tax (benefit) expense	$ (732,868)	$ 242,837	$ 88,473